Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current
Current trade payables	$ 30,538		$ 26,252
Current payables to related parties	1,866		2,369
Current payables for capital expenditure and acquisitions	3,868		7,325
Current payables related to the Gulf of Mexico oil spill	1,617		2,279
Other current payables	5,810		4,980
Trade and other current payables financial liabilities	43,699		43,205
Non-current
Non-current trade payables	0		0
Non-current payables to related parties	0		0
Non-current payables for capital expenditure and acquisitionsa	1,196		1,345
Non-current payables related to the Gulf of Mexico oil spill	10,863		11,922
Other non-current payables	133		318
Trade and other noncurrent payables financial liabilities	12,192		13,585
Current
Current sales taxes, customs duties, production taxes and social security	2,381		2,272
Other current payables non-financial liabilities	749		788
Trade and other current payables non-financial liabilities	3,130		3,060
Trade and other current payables	46,829	$ 46,209	46,265	[1]
Non-current
Non-current sales taxes, customs duties, production taxes and social security	33		35
Other non-current payables non-financial liabilities	401		210
Trade and other non-current payables non-financial liabilities	434		245
Trade and other non-current payables	$ 12,626	$ 14,013	13,830	[1]
Petrohawk Energy Corporation
Non-current
Deferred cash consideration			$ 3,514

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.